RIGHTS PLAN (Details Textual) (USD $)	0 Months Ended
Nov. 15, 2013
Dividend Distribution Rights Issue Description	Each Right entitles the registered holder to purchase from us one Unit consisting of one one-millionth (1/1,000,000) of a share of Series H Junior Participating preferred stock, par value $0.01 per share (the H Preferred Stock), at a purchase price of $2.10 per Unit
Series H Junior Participating Preferred Stock [Member]
Dividend Distribution Common Stock Rights Description	dividend distribution of one right for each outstanding share of our common stock and one right for each share of Common Stock into which any of our outstanding Preferred Stock is convertible, to stockholders of record at the close of business on that date.
Dividend Distribution Rights Issue Par Value Per Share	$ 0.01
Dividend Distribution Rights Issue Purchase Price Per Unit	$ 2.10
Dividend Distribution Rights Issue Redemption Price Per Right	0.000001
Dividend Distribution Minimum Percentage For Transfer Of Rights	15.00%
Dividend Distribution Rights Issue Expiration Date	Nov. 15, 2023